Segment Reporting and Geographic Information (Details 2) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 108,747	$ 99,425
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	68,069	73,033
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	5,761	7,737
Greece [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	20,728	9,653
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 14,189	$ 9,002